CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		$ 674	$ 539
Financial assets		68	38
Accounts receivable and other		786	939
Due from Brookfield Infrastructure		1,278	1,288
Assets held for sale		1,958	0
Current assets		4,764	2,804
Property, plant and equipment		12,572	14,151
Intangible assets		2,892	3,699
Goodwill		1,609	1,726
Financial assets		164	65
Other assets		1,549	1,424
Deferred income tax asset		37	40
Total assets		23,587	23,909
Liabilities
Accounts payable and other		994	1,099
Non-recourse borrowings		667	1,021
Financial liabilities		32	60
Loans payable to Brookfield Infrastructure		102	26
Shares classified as financial liability		4,644	4,153
Liabilities held for sale		1,209	0
Current liabilities		7,648	6,359
Non-recourse borrowings		11,511	11,007
Financial liabilities		1	15
Other liabilities		220	325
Deferred income tax liability		1,985	2,135
Total liabilities		21,365	19,841
Equity
Brookfield Infrastructure Partners L.P	[1]	(1,253)	(399)
Non-controlling interests		3,475	4,467
Total equity		2,222	4,068
Total liabilities and equity		$ 23,587	$ 23,909

[1]	Common equity following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Common equity prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.